Form N-1A Supplement	Apr. 30, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BLACKROCK FUNDSSM
BlackRock Tactical Opportunities Fund
(the “Fund”)
Supplement dated April 23, 2026 to the Fund’s
Summary Prospectuses and Prospectuses
each dated August 28, 2025, as supplemented to date
On April 22, 2026, the Board of Trustees of the Fund approved (i) the appointment of BlackRock International Limited (“BIL”) as a sub‑adviser of the Fund, pursuant to a sub‑advisory agreement between BIL and BlackRock Advisors, LLC with respect to the Fund and (ii) the formation of a Cayman Islands subsidiary for the Fund that invests primarily in certain commodity-related instruments.
Effective immediately, the following changes are made to the Fund’s Summary Prospectuses and Prospectuses, as applicable:
The section of the Summary Prospectuses entitled “Key Facts About BlackRock Tactical Opportunities Fund — Principal Investment Strategies of the Fund” and the section of the Prospectuses entitled “Fund Overview — Key Facts About BlackRock Tactical Opportunities Fund — Principal Investment Strategies of the Fund” are amended to add the following:
The Fund may seek to provide exposure to the investment returns of real assets, that trade in the commodity markets through investment in commodity-linked derivative instruments and investment vehicles, such as exchange-traded funds, that invest in commodities and are designed to provide investment exposure to physical commodities. The Fund expects to gain exposure to commodity markets by investing up to 25% of its total assets, inclusive of leverage, in BlackRock Cayman Tactical Opportunities Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund formed in the Cayman Islands, which invests primarily in commodity-related instruments. The Subsidiary may also hold cash and invest in other instruments, including fixed income securities, either as investments or to serve as margin or collateral for the Subsidiary’s derivative positions. The Subsidiary (unlike the Fund) may invest without limitation in commodity-related instruments. However, the Subsidiary is otherwise subject to the same fundamental, non‑fundamental and certain other investment restrictions as the Fund.
The section of the Summary Prospectuses entitled “Key Facts About BlackRock Tactical Opportunities Fund — Principal Risks of Investing in the Fund” and the section of the Prospectuses entitled “Fund Overview — Key Facts About BlackRock Tactical Opportunities Fund — Principal Risks of Investing in the Fund” are amended to add the following:
•
Commodities Related Investments Risk — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in inflation, interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

•
Subsidiary Risk — By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund (see “Commodities Related Investments Risk” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act, and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the Investment Company Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by BlackRock, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. The Board has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as sole shareholder of the Subsidiary. The Subsidiary is subject to the same investment restrictions and limitations, and follows the same compliance policies and procedures, as the Fund, except that the Subsidiary may invest without limitation in commodity-related instruments. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the SAI and could adversely affect the Fund.

BLACKROCK TACTICAL OPPORTUNITIES FUND
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BLACKROCK FUNDSSM
BlackRock Tactical Opportunities Fund
(the “Fund”)
Supplement dated April 23, 2026 to the Fund’s
Summary Prospectuses and Prospectuses
each dated August 28, 2025, as supplemented to date
On April 22, 2026, the Board of Trustees of the Fund approved (i) the appointment of BlackRock International Limited (“BIL”) as a sub‑adviser of the Fund, pursuant to a sub‑advisory agreement between BIL and BlackRock Advisors, LLC with respect to the Fund and (ii) the formation of a Cayman Islands subsidiary for the Fund that invests primarily in certain commodity-related instruments.
Effective immediately, the following changes are made to the Fund’s Summary Prospectuses and Prospectuses, as applicable:
The section of the Summary Prospectuses entitled “Key Facts About BlackRock Tactical Opportunities Fund — Principal Investment Strategies of the Fund” and the section of the Prospectuses entitled “Fund Overview — Key Facts About BlackRock Tactical Opportunities Fund — Principal Investment Strategies of the Fund” are amended to add the following:
The Fund may seek to provide exposure to the investment returns of real assets, that trade in the commodity markets through investment in commodity-linked derivative instruments and investment vehicles, such as exchange-traded funds, that invest in commodities and are designed to provide investment exposure to physical commodities. The Fund expects to gain exposure to commodity markets by investing up to 25% of its total assets, inclusive of leverage, in BlackRock Cayman Tactical Opportunities Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund formed in the Cayman Islands, which invests primarily in commodity-related instruments. The Subsidiary may also hold cash and invest in other instruments, including fixed income securities, either as investments or to serve as margin or collateral for the Subsidiary’s derivative positions. The Subsidiary (unlike the Fund) may invest without limitation in commodity-related instruments. However, the Subsidiary is otherwise subject to the same fundamental, non‑fundamental and certain other investment restrictions as the Fund.
The section of the Summary Prospectuses entitled “Key Facts About BlackRock Tactical Opportunities Fund — Principal Risks of Investing in the Fund” and the section of the Prospectuses entitled “Fund Overview — Key Facts About BlackRock Tactical Opportunities Fund — Principal Risks of Investing in the Fund” are amended to add the following:
•
Commodities Related Investments Risk — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in inflation, interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

•
Subsidiary Risk — By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund (see “Commodities Related Investments Risk” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act, and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the Investment Company Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by BlackRock, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. The Board has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as sole shareholder of the Subsidiary. The Subsidiary is subject to the same investment restrictions and limitations, and follows the same compliance policies and procedures, as the Fund, except that the Subsidiary may invest without limitation in commodity-related instruments. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the SAI and could adversely affect the Fund.